Consolidated balance sheet - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Capitalized development expenses	kr 3,866	kr 4,593
Goodwill	46,882	56,077
Customer relationships, IPRs and other intangible assets	5,631	7,954
Property, plant and equipment	8,789	10,545
Right-of-use assets	6,738	6,487
Financial assets
Investments in associated companies	1,507	1,179
Other investments in shares and participations	1,909	2,029
Customer finance, non-current	238	190
Interest-bearing securities, non-current	37,298	19,440
Other financial assets, non-current	5,960	5,161
Deferred tax assets	16,851	24,412
Non-current assets	135,669	138,067
Current assets
Inventories	23,451	27,125
Contract assets	7,333	6,924
Trade receivables	40,327	44,151
Customer finance, current	852	4,332
Current tax assets	5,030	6,083
Other current receivables	9,920	9,261
Interest-bearing securities, current	12,715	12,546
Cash and cash equivalents	43,926	43,885
Current assets	143,554	154,307
Total assets	279,223	292,374
Equity
Capital stock	16,859	16,743
Additional paid in capital	24,731	24,731
Translation reserves	1,254	12,788
Cash flow hedge reserves	2,064	(1,770)
Revaluation of borrowings	(479)	(503)
Retained earnings	65,106	42,295
Equity attributable to owners of the Parent Company	109,535	94,284
Non-controlling interests	729	(1,301)
Equity	110,264	92,983
Non-current liabilities
Post-employment benefits	18,648	24,448
Provisions, non-current	2,993	3,511
Deferred tax liabilities	152	1,295
Borrowings, non-current	29,165	31,904
Lease liabilities, non-current	5,772	5,363
Other non-current liabilities	1,292	996
Non-current liabilities	58,022	67,517
Current liabilities
Provisions, current	5,691	8,204
Borrowings, current	3,538	6,137
Lease liabilities, current	1,789	2,132
Contract liabilities	36,867	41,229
Trade payables	26,335	30,173
Current tax liabilities	2,679	3,322
Other current liabilities	34,038	40,677
Current liabilities	110,937	131,874
Total equity and liabilities	kr 279,223	kr 292,374